PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 13,610	$ 12,733
Government institutions	2,268	3,520
Derivative instruments	0	656
Interest to receive	3,872	240
Short-term vendor deposits	3,924	282
Other current assets	1,051	741
Total prepaid expenses and other current assets	$ 24,725	$ 18,172